Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,818,600
Previously Paid Amount	0.00
Total Fee Amount	2,421.83
Total Offset Amount	0.00
Net Fee	2,421.83
Narrative - Max Aggregate Offering Price	$ 15,818,600
Final Prospectus	true